Intangible Assets - Schedule of Significant Assumptions Used to Calculate the Recoverable Amount (Details) - Discount rate (Post-tax)	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate (post-tax)		7.00%
Minimum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate (post-tax)	6.50%		7.00%
Maximum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate (post-tax)	14.00%		8.00%